CAPITAL WORLD GROWTH AND INCOME FUND

SEMI-ANNUAL REPORT
for the six months ended May 31, 1997

[Photo:  various country flags with shadow of globe in the background]

[The American Funds Group (r)]

CAPITAL WORLD GROWTH AND INCOME FUND(sm) seeks long-term capital growth while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity-type securities.


INVESTMENT RESULTS
FOR PERIODS ENDED 5/31/97
(with dividends reinvested)

                                                                              Lifetime
                                                                  since fund's inception on 3/26/93
                                    6-Month        12-Month       Total                Average Annual
                                    Return         Return         Return               Compund Return

CAPITAL WORLD GROWTH
AND INCOME FUND                     +10.5%         +23.4%         +100.6%              +18.1%

MSCI  World Index                   +8.4           +17.6          +84.3                +15.7

Lipper Global Stock
Fund Average                        +8.4           +14.2          +76.9                +14.6

The MSCI World Index measures all of the world's major stock markets, including the U.S. The index is unmanaged. Lipper and fund results do not reflect the effect of sales charges.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the fund's average annual compound returns with all distributions reinvested for periods ended June 30, 1997 (the most recent calendar quarter), assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods (sales charges are lower for accounts of $50,000 or more):

SINCE INCEPTION ON 3/26/93: +17.21%; 12 MONTHS: +21.47%

The fund's 30-day yield as of June 30, 1997, calculated in accordance with the Securities and Exchange Commission formula, was 2.05%.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. INVESTING OUTSIDE THE U.S. IS SUBJECT TO RISKS WHICH ARE DETAILED IN THE FUND'S PROSPECTUS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

[photo:  globe]


FELLOW SHAREHOLDERS:

The first half of fiscal 1997 was another period of solid progress for Capital World Growth and Income Fund. For the six months ended May 31, the value of your investment rose 10.5% if, like most shareholders, you reinvested the income dividends and capital gain distributions totaling 26 cents a share and
91.5 cents a share, respectively.

     The fund's 10.5% six-month gain outpaced the broad unmanaged global stock market indexes and most global stock funds. The Morgan Stanley Capital International (MSCI) World Index, which measures 22 major markets including the U.S., returned 8.4% with dividends reinvested. The 191 global stock funds tracked by Lipper Analytical Services rose an average of 8.4% as well.

     During the first fiscal half, all but three of the world's major markets reported positive results. The exceptions were Japan, where the fund had relatively few investments, and Singapore and Malaysia, where the fund had no investments. A breakdown of the portfolio by country is shown on page 2.

     IN THE UNITED STATES, where the fund had the largest concentration of investments (about 30% of assets), stocks rose 13.7% as measured by the unmanaged MSCI USA Index. The combined forces of economic growth, rising corporate profits and continued low inflation once again created a favorable environment for stocks, although the Federal Reserve Board's tightening of monetary policy last March created a sharp but short market downdraft. Elsewhere in North America, the Canadian stock market rose 8.6% measured in Canadian dollars or 6.1% in U.S. dollars.

     IN EUROPE, markets were buoyed by falling interest rates and a broad focus on corporate restructuring as well as other measures aimed at improving competitiveness and increasing shareholder value. A stronger U.S. dollar helped fuel advances in the stocks of export-oriented companies by making their products less expensive in the United States. However, for U.S. investors it also pared otherwise strong local market returns once those returns were translated into dollars. In the United Kingdom, the fund's second-largest country concentration, stocks rose 14.5% in local currency or 11.5% in U.S. dollars. The fund also had significant holdings in companies domiciled in France (+12.5% in local currency, +2.0% in U.S. dollars), the Netherlands (+27.2% in local currency, +14.3% in U.S. dollars) and Spain (+38.5% in local currency, +24.3% in U.S. dollars). With more than a third of its assets invested in Europe, the fund was well positioned to take advantage of broad market strength throughout the region.

WHERE THE FUND'S ASSETS WERE INVESTED
(percent by country as of 5/31/97)

EUROPE                                       34.6%
United Kingdom                               13.1
France                                       4.3
Netherlands                                  4.0
Spain                                        2.2
Italy                                        2.2
Sweden                                       2.0
Germany                                      1.9
Portugal                                     1.7
Denmark                                      .7
Norway                                       .5
Luxembourg                                   .5
Switzerland                                  .4
Belgium                                      .4
Finland                                      .4
Other Europe                                 .3

THE AMERICAS                                 37.9%
United States                                29.6
Canada                                       5.4
Argentina                                    .9
Mexico                                       .8
Chile                                        .7
Brazil                                       .5

ASIA/PACIFIC RIM                             13.7%
Australia                                    4.6
Hong Kong                                    3.1
New Zealand                                  2.1
Japan                                        1.8
Taiwan                                       1.0
Philippines                                  .7
Other Asia/Pacific Rim                       .4

OTHER                                        1.6%
Supranational                                1.0
South Africa                                 .6

BONDS, CASH &
  EQUIVALENTS                                12.2%
                                             100.0%

[photo: globe]

     IN ASIA AND THE PACIFIC RIM, where investments made up 13.7% of the fund's assets, returns were often disappointing amid slower economic growth and ongoing concerns about the health of the Japanese economy. Stock prices in Japan fell 3.2% in yen or 5.5% in U.S. dollars. The fund's investments in Japan, at 1.8% of assets, were considerably less than the 15% or so that would have been held by a globally indexed portfolio that mirrored the size of each country's stock market. The fund also had investments in Australia, New Zealand and Hong Kong, all of which posted modest gains after factoring in changes in currency values. Despite the modest gain in Hong Kong, investor sentiment there was positive enough to carry the market to new highs on the verge of the British crown colony's transfer to China.

     While Capital World Growth and Income Fund emphasizes investments in leading companies in the world's largest stock markets, we also held selected investments in businesses based in developing countries. Over the six-month period, returns in these markets generally followed the patterns set by their more developed counterparts. There was strength throughout the Americas (e.g., in Argentina, Mexico and Brazil) and weakness in Asia (e.g., in Thailand and the Philippines). In Taiwan, where we have intensified our research efforts, stock prices ignored regional trends and moved higher.

Strength in largest industries and largest holdings

All in all, the 267 equity-type securities held over the course of the six-month period were diversified across more than 30 countries. Of these securities, 180 rose in price, 86 declined and one was unchanged. There was also broad strength across many industries, including banking and telecommunications, our two largest areas of concentration. As you can see in the table below, this was reflected in the gains of many of the fund's largest individual stock holdings.

     In the portfolio as a whole, holdings with price declines tended to be concentrated in such areas as chemicals, mining, broadcasting & publishing, and leisure & tourism, where the fund had relatively minor investments. The portfolio listing that begins on page 5 shows investments in some 36 industries.

[photo:  various country flags]

10 LARGEST HOLDINGS

                                              Percent of        6 Month
                                              Net Assets        Returns*
                                                                Ended 5/31/97
ING Groep (Netherlands)                       2.1%              +28.0%
Portugal Telecom (Portugal)                   1.7               +47.6
Hong Kong Telecommunications
(Hong Kong)                                   1.5               +30.8
Australia and New Zealand
Banking Group (Australia)                     1.4               +7.0
Telefonica de Espana (Spain)                  1.3               +32.9
Telecom Corp. of New Zealand
(New Zealand)                                 1.2               -6.3
Imasco (Canada)                               1.1               +14.4
Bank of New York (USA)                        1.0               +20.2
Royal Bank of Canada (Canada)                 1.0               +18.6
Philip Morris (USA)                           .9                +30.3

*In U.S. dollars including dividends

A note about dividends

Capital World Growth and Income Fund paid dividends of 12 cents a share in December and 14 cents a share in March. On June 9, after the end of the fiscal reporting period, the fund paid a dividend of 22 cents a share. As many of you know, the fund's dividends vary from quarter to quarter. This is because companies outside North America usually pay dividends annually or semi-annually (as opposed to quarterly in the United States). Dividends paid by the fund in September, December and March are generally smaller than those paid in June.

     As we mentioned in last year's annual report, we expect that the fund's total per-share dividends will be lower this year, due in part to the unusually large number of "special" dividends declared by companies in fiscal 1996. Nevertheless, sound, seasoned companies have tended to increase their dividends regularly, and we expect that many companies held by the fund will raise their dividends fairly steadily over time. It is also worth noting that if you reinvest capital gain distributions - as 98% of you do - you have more shares producing income. This helps offset any reduction in the per-share dividend.

     The fund's capital gain distributions reflect our ongoing efforts to find value in sharply rising markets. Stocks that had risen to the point where they appeared fully valued were sold in favor of opportunities we felt were more moderately priced.

A look at 12-month and lifetime returns

The fund's latest advance brought its 12-month total return to +23.4% and its return since inception in March 1993 to +100.6%, or an average compound return of +18.1% a year. Over these periods, the fund has outpaced the leading benchmark index as well as the average return of other global funds. We feel that this achievement, which was accomplished through intensive, value-oriented research, is particularly notable in light of the fund's focus on income as well as capital growth.

     While it gives us considerable pleasure to report on Capital World Growth and Income Fund's progress, these have been exceptionally good times for stock investors - and we emphasize "exceptionally." There will, no doubt, be periods marked by much less favorable returns. Hence, a long-term perspective is important.

Cordially,

[/s/ Thierry Vandeventer]
Thierry Vandeventer
Chairman of the Board

[/s/ Paul G. Haaga, Jr.]
Paul G. Haaga, Jr.
President

July 14, 1997


CAPITAL WORLD GROWTH & INCOME FUND
Investment Portfolio, May 31, 1997

[photo: various country flags]

Largest Industry Holdings

Equity-Type Securities                                         87.85%

Banking                                                        13.13%
Telecommunications                                             11.52%
Utilities: Electric & Gas                                       5.78%
Health & Personal Care                                          4.51%
Merchandising                                                   3.58%
Other Industries                                               49.33%

Bonds and Notes                                                 1.83%
Cash & Equivalents                                             10.32%


CAPITAL WORLD GROWTH AND INCOME FUND
INVESTMENT PORTFOLIO, MAY 31, 1997                                 Unaudited

-------------------------------------------                       ----------     ----------    ----------
Equity-Type Securities                                             Shares or         Market       Percent
(common and preferred stocks and convertible                       Principal          Value        of Net
 debentures)                                                          Amount     (Millions)        Assets
-------------------------------------------                       ----------     ----------    ----------

BANKING- 11.76%
Australia and New Zealand Banking Group Ltd. (Australia)             12571382       $85.961         1.37%
Bank of New York Co., Inc. (USA)                                      1540000        65.643           1.04
Royal Bank of Canada (Canada)                                      1,509,200         65.399           1.04
ABN AMRO Holding NV (Netherlands)                                     2845116        52.583            .84
First Union Corp. (USA)                                                400000        34.350            .54
Cie. de Suez (France)                                                  650000        33.169            .53
HSBC Holdings PLC (United Kingdom)                                 1,050,000         31.847            .51
Lloyds TSB Group PLC (United Kingdom)                                 2970000        29.874            .48
Safra Republic Holdings SA (Luxembourg)                                133000        28.728            .46
First Chicago NBD Corp. (USA)                                          452500        26.811            .43
Bank of Scotland (Scotland)                                           4200000        26.456            .42
Chase Manhattan Corp. (USA)                                            250000        23.625            .38
Grupo Financiero Banamex Accival, SA de CV, Class B                                                    .00
 (Mexico) /1/                                                         2993000         6.484
Grupo Financiero Banamex Accival, SA de CV, Class L /1/                509000         1.010
Banco Nacional de Mexico, S.A. 11.00% convertible
 debentures 2003                                                 $15,000,000         15.637            .37
Banco de Galicia y Buenos Aires SA (American Depositary
 Receipts) (Argentina)                                                 840000        22.050            .35
Westpac Banking Corp. (Australia)                                     4025164        21.829            .35
Istituto Mobiliare Italiano SpA (American Depositary                                                   .00
 Receipts) (Italy)                                                     600000        16.125
Istituto Mobiliare Italiano SpA                                        500000         4.385            .33
Banc One Corp. (USA)                                                   440000        19.030            .30
Sparbanken Sverige AB (Sweden)                                         960000        18.837            .30
National Australia Bank Ltd. (Australia)                           1,307,527         18.677            .30
National Bank of Canada (Canada)                                      1500000        17.663            .28
Commonwealth Bank of Australia (Australia)                            1624000        17.435            .28
Cie. Financiere de Paribas, Class A (France)                         250,000         16.107            .26
Uniao de Bancos Brasileiros, S.A. (Global Depositary
 Receipts) (Brazil) /1/                                              458,000         15.801            .25
Bank of the Philippine Islands (Philippines)                          2364000        14.623            .23
Wilmington Trust Corp. (USA)                                           300000        13.388            .21
Allied Irish Banks, PLC (Ireland)                                     1730000        13.207            .21
Crestar Financial Corp.                                                300000        11.400            .18
Credit Commercial de France (France)                                   230501         9.752            .15
Bank of Nova Scotia (Canada)                                           234200         9.716            .15
Commerzbank AG (Germany)                                               300000         8.820            .14
TB Finance (Cayman) Ltd., non-cumulative mandatory
 exchangeable preference shares (Japan)                                   520         8.599            .14
Banco de Santander, SA (Spain)                                          89000         7.594            .12
Bangkok Bank PCL, 3.25% convertible debentures 2004                                                    .00
 (Thailand) /2/                                                   $9,000,000          7.515            .12
MBL International Finance, 3.00% convertible debentures                                                .00
 2002 (Bermuda)                                                   $3,800,000          4.018            .06
Svenska Handelsbanken Group, Class B (Sweden)                           21900          .563            .01
                                                                                                       .00
TELECOMMUNICATIONS- 11.52%
Portugal Telecom, SA (Portugal)                                       2737600       105.052           1.67
Hong Kong Telecommunications Ltd. (Hong Kong)                        41236022        91.275           1.45
Telefonica de Espana, SA (Spain)                                      2900000        83.683           1.33
Telecom Corp. of New Zealand Ltd. (New Zealand)                       7225100        34.707
Telecom Corp. of New Zealand Ltd. (American Depositary                                                 .00
 Receipts)                                                             623400        23.923
Telecom Corp. of New Zealand Ltd. /2/                                 3984210        19.139           1.24
STET-Societa Finanziaria Telefonica p.a., nonconvertible                                               .00
 savings shares (Italy)                                               7275000        28.642
STET-Societa Finanziaria Telefonica p.a.                              3890000        19.659            .77
Koninklijke PTT Nederland NV (Netherlands)                            1227800        42.955            .68
Tele Danmark AS, Class B (American Depositary Receipts)                                                .00
 (Denmark)                                                             924100        22.871
Tele Danmark AS, Class B                                               382500        18.763            .66
U S WEST Communications Group (USA)                                    950000        34.794            .55
Telecom Italia SpA, savings shares (Italy)                           13610400        30.092
Telecom Italia SpA                                                     357800          .980            .50
British Telecommunications PLC (United Kingdom)                       4000000        28.996            .46
Telecom Italia Mobile SpA, savings shares (Italy)                    12565800        22.047
Telecom Italia Mobile SpA                                             2224200         6.545            .46
Telefonos de Mexico, SA de CV, Class L (American                                                       .00
 Depositary Receipts) (Mexico)                                         582300        25.839            .41
Telecom Argentina SA, Class B (American
 Depositary Receipts) (Argentina)                                      316000        16.867            .27
Ascend Communications, Inc.  (USA) /1/                                 300000        16.725            .27
Telecomunicacoes Brasileiras SA, preferred nominative                                                  .00
 (American Depositary Receipts) (Brazil)                               114000        15.661            .25
International CableTel Inc., 7.25% convertible                                                         .00
 debentures 2005 (USA) /2/                                       $11,000,000         11.220            .18
SmarTone Telecommunications Holdings Ltd. (incorporated
 in Bermuda) /2/                                                      4000000         7.873            .13
Telefonica de Argentina SA, Class B (American                                          .000            .00
 Depositary Receipts) (Argentina)                                      190700         6.913            .11
Bell Atlantic Corp. (USA)                                               75000         5.250            .08
AirTouch Communications (USA) /1/                                      117820         3.284            .05
                                                                                                       .00
MULTI-INDUSTRY- 6.82%
Imasco Ltd. (Canada)                                               2,386,200         66.917           1.07
B.A.T Industries PLC (United Kingdom)                                 5666000        50.819            .81
Orkla AS, Class B (Norway)                                           351,000         27.362
Orkla AS, Class A                                                     71,000          6.193            .53
Siebe PLC (United Kingdom)                                            2020000        31.751            .50
Williams Holdings PLC (United Kingdom)                                6000000        30.520            .49
Incentive AB, Class B (Sweden)                                       290,000         25.869            .41
Hutchison Whampoa Ltd. (Hong Kong)                                 3,090,000         25.723            .41
Brierley Investments Ltd. (New Zealand)                           22,244,020         20.696
Brierley Investments Ltd., $0.85 convertible preferred                                                 .00
 shares                                                               4025000         3.551            .38
U.S. Industries, Inc. (USA) /1/                                        467057        16.639            .26
Lend Lease Corp. Ltd. (Australia)                                      830314        16.433            .26
Industriforvaltnings AB Kinnevik, Class B (Sweden)                   502,750         13.759            .22
Ayala Corp., 3.00% convertible debentures 2000                                                         .00
 (Philippines)                                                   $10,000,000         13.050            .21
Jardine Strategic Holdings Ltd. (Hong Kong--Incorporated                                               .00
 in Bermuda)                                                          3375000        12.555
Jardine Strategic Holdings Ltd., 7.50% convertible                                                     .00
 debentures 2049                                                    $181,000           .219            .00
Jardine Strategic Holdings Ltd., warrants, expire 1998 /1/           375,000           .141            .21
FMC Corp. (USA) /1/                                                  170,000         12.240            .20
Canadian Pacific Ltd. (Canada)                                         400000        10.600            .17
Groupe Bruxelles Lambert SA (Belgium)                                 63,000         10.039            .16
Cie. Nationale a Portefeuille (Belgium)                                100000         7.287
Cie. Nationale a Portefeuille, warrants,                                                               .00
 expire 1999 /1/                                                       150000         2.161            .15
Textron Inc. (USA)                                                      75000         8.888            .14
Tenneco Inc. (USA)                                                   150,000          6.713            .11
Lagardere Groupe SCA (France)                                        200,000          5.886            .09
Preussag AG (Germany)                                                  8,000          2.108
Preussag AG, warrants, expire 2001 /1/                                 3,100           .176            .04
                                                                                                       .00
UTILITIES: ELECTRIC & GAS- 5.78%
National Power PLC (United Kingom)                                    6160000        55.653            .89
Columbia Gas System, Inc. (USA)                                        794400        51.140            .81
Empresa Nacional de Electricidad SA, (American
 Depositary Receipts) (Chile)                                         1326746        29.852            .47
Southern Electric PLC (United Kingdom)                             4,174,707         28.040            .45
Sonat Inc. (USA)                                                       454100        26.111            .42
Williams Companies, Inc. (USA)                                         570350        25.167            .40
CalEnergy Co., Inc. (USA) /1/                                          500000        20.625            .33
Long Island Lighting Co. (USA)                                         850000        19.656            .31
Scottish Power PLC (United Kingdom)                                   3066250        19.289            .31
Enersis SA (American Depositary Receipts) (Chile)                      462900        16.086            .26
Public Service Co. of New Mexico (USA)                                 864300        15.233            .24
Hongkong Electric Holdings Ltd. (Hong Kong)                           4073500        14.668            .23
El Paso Natural Gas Co. (USA)                                          174200        10.321            .16
BG PLC (American Depositary Receipts)                                                                  .00
 (United Kingdom)                                                      150000         5.006
BG PLC (Formerly British Gas PLC)                                      900000         3.000            .13
Australian Gas Light Co. (Australia)                                  1133367         6.750            .11
GPU Inc. (USA)                                                         150000         5.250            .08
China Light & Power Co., Ltd. (Hong Kong)                             1000000         5.008            .08
National Grid Group PLC (United Kingdom)                              1080000         4.007            .06
Centrica PLC (United Kingdom) /1/                                     2400000         2.516            .04
                                                                                                       .00
HEALTH & PERSONAL CARE- 4.51%                                                                          .00
AB Astra, Class A (Sweden)                                            2133333        34.424
AB Astra, Class B                                                     1333333        20.569            .88
Glaxo Wellcome PLC (United Kingdom)                                   2620000        52.428            .83
Eli Lilly and Co. (USA)                                                400000        37.200            .59
Merck & Co., Inc. (USA)                                                385000        34.602            .55
American Home Products Corp. (USA)                                   370,000         28.213            .45
Bristol-Myers Squibb Co. (USA)                                         350000        25.681            .41
Pfizer Inc (USA)                                                       219000        22.530            .36
Warner-Lambert Co. (USA)                                               150000        15.112            .24
Sandoz Ltd., 2.00% convertible debentures 2002                                                         .00
 (Switzerland) /2/                                                $7,500,000          9.540            .15
Abbott Laboratories (USA)                                               50000         3.150            .05
Allegiance Corp. (USA)                                                   6000          .163           .00
                                                                                                       .00
MERCHANDISING- 3.58%                                                                                   .00
Tesco PLC (United Kingdom)                                         7,322,963         45.047            .72
Wal-Mart Stores, Inc. (USA)                                           1096000        32.606            .52
J.C. Penney Co., Inc. (USA)                                            400000        20.600            .33
George Weston Ltd. (Canada)                                            340000        20.572            .33
AJL PEPS Trust, $1.44 convertible preferred shares                                                     .00
 (Japan) /1/                                                         465,000          8.719
Amway Japan Ltd.                                                     179,000          6.904            .25
Kingfisher PLC (United Kingdom)                                       1265000        14.796            .23
Safeway PLC (United Kingdom)                                          2350000        13.840            .22
AutoZone, Inc. (USA) /1/                                               550000        12.856            .20
Staples, Inc., 4.50% convertible debentures 2000 (USA) /2/       $11,000,000         12.678            .20
Giant Food Inc., Class A (USA)                                       350,000         11.528            .18
Duty Free International, Inc. (USA)                                  470,000          7.344            .12
Ito-Yokado Co., Ltd. (Japan)                                         105,000          5.989            .10
Coles Myer Ltd. (Australia)                                        1,150,264          5.360            .08
Woolworths Ltd. (Australia)                                           1219130         3.783            .06
WHSmith Group PLC (United Kingdom)                                     350000         2.408            .04
                                                                                                       .00
ENERGY SOURCES- 3.56%                                                                                  .00
Repsol SA (American Depositary Receipts) (Spain)                     975,000         41.072
Repsol SA                                                            100,000          4.187            .72
"Shell" Transport and Trading Co., PLC (New York                                                       .00
 Registered Shares) (United Kingdom)                                 175,000         20.891
Royal Dutch Petroleum Co. (Netherlands)                                 35000         6.762
Royal Dutch Petroleum Co. (New York Registered Shares)                20,000          3.905            .50
TOTAL, Class B (France)                                              324,487         29.697            .47
Elf Aquitaine (France)                                               250,000         25.003            .40
MESA Inc., 8.00% convertible preferred, Series A (USA) /3/         1,676,424         11.106
MESA Inc. /1/                                                      1,600,000          8.800            .32
Unocal Corp. (USA)                                                     360000        15.345            .24
Mobil Corp. (USA)                                                    100,000         13.987            .22
YPF SA, Class D (American Depositary Receipts)                                                         .00
 (Argentina)                                                         450,000         13.500            .21
Phillips Petroleum Co. (USA)                                         200,000          8.500            .14
Esso SA Francaise (France)                                              78567         7.081            .11
Engen Ltd. (South Africa)                                             1176000         5.438            .09
ENI SpA (American Depositary Shares) (Italy)                           100000         5.075            .08
Burmah Castrol PLC (United Kingdom)                                    206343         3.583            .06
                                                                                                       .00
INSURANCE- 3.27%                                                                                       .00
ING Groep NV (Netherlands)                                            2968948       131.228           2.09
GIO Australia Holdings Ltd. (Australia)                               8851823        25.988            .41
National Mutual Asia Ltd. (Hong Kong)                                22008000        24.002            .38
Transatlantic Holdings, Inc. (USA)                                     213600        19.144            .30
Prudential Corp. PLC (United Kingdom)                                  406576         4.089            .07
Yasuda Fire and Marine Insurance Co., Ltd. (Japan)                     190000         1.172            .02
                                                                                                       .00
BUSINESS & PUBLIC SERVICES- 3.09%                                                                      .00
United Utilities PLC (United Kingdom)                                 4886428        55.955            .89
Brambles Industries Ltd. (Australia)                                  1296000        23.313            .37
Hyder PLC (United Kingdom)                                            1495000        19.850            .32
Thames Water PLC (United Kingdom)                                     1575000        17.713            .28
American Water Works Co., Inc. (USA)                                 600,000         12.900            .21
Vanstar Financing Trust, 6.75% convertible preferred (USA)             350000        11.943            .19
Electronic Data Systems Corp. (USA)                                    300000        11.213            .18
Quintiles Transnational Corp., 4.25% convertible                                                       .00
 debentures 2000 (USA) /2/                                       $10,000,000         10.200            .16
PacifiCare Health Systems, Inc., Class A (USA) /1/                     100000         7.500            .12
Hutchison Delta Finance Ltd., 7.00% convertible                                                        .00
 debentures 2002 (Hong Kong--Incorporated in Cayman                                                    .00
 Islands) /2/                                                     $6,000,000          6.634            .11
Omnicom Group Inc. (USA)                                               100000         5.800            .09
IKON Office Solutions, Inc. (USA)                                      160000         4.640            .07
 (Formerly Alco Standard Corp.)
Waste Management, Inc. (Formerly WMX Technologies,                                                     .00
 Inc.) (USA)                                                            82445         2.618            .04
Thorn PLC (United Kingdom)                                            1009470         2.571            .04
Unisource Worldwide, Inc. (USA)                                         80000         1.390            .02
                                                                                                       .00
FOREST PRODUCTS & PAPER- 2.63%
James River Corp. of Virginia, $1.55 DECS convertible                                                  .00
 preferred shares (USA)                                                450000        14.625
James River Corp. of Virginia                                          350000        12.294            .43
Sonoco Products Co. (USA)                                              925000        26.941            .43
Champion International Corp. (USA)                                     530000        26.169            .42
Bowater Inc. (USA)                                                     500000        24.687            .39
Jefferson Smurfit Corp. (USA) /1/                                     1332300        23.981            .38
Union Camp Corp. (USA)                                                 300000        15.750            .25
UPM-Kymmene Corp. (Finland) /1/                                        324100         7.447
Kymmene Corp., 8.25% convertible debentures 2043               FIM18,000,000          4.437            .19
MAYR-MELNHOF Karton AG (Austria) /1/                                   145000         7.286            .12
Carter Holt Harvey Ltd. (New Zealand)                                  616770         1.479            .02
                                                                                                       .00
BEVERAGES & TOBACCO- 2.54%                                                                             .00
Philip Morris Companies Inc. (USA)                                    1300000        57.200            .91
RJR Nabisco Holdings Corp. (USA)                                      1400000        45.325            .72
Seagram Co. Ltd. (Canada)                                              670000        26.967            .43
Lion Nathan Ltd. (New Zealand)                                        5000000        13.095            .21
Coca-Cola Amatil Ltd. (Australia)                                     1002189        11.587            .18
UST Inc. (USA)                                                         200000         5.700            .09

FOOD & HOUSEHOLD PRODUCTS- 2.52%                                                                       .00
Reckitt & Colman PLC (United Kingdom)                                 3643812        51.336            .82
Cadbury Schweppes PLC (United Kingdom)                                4685225        42.022            .67
Unilever PLC (United Kingdom)                                          650000        17.426
Unilever NV (Netherlands)                                               30000         5.771            .40
Cultor Ltd. (Finland)                                                  227500        11.676            .19
Groupe Danone (France)                                                  76480        11.520            .18
Nestle SA (Switzerland)                                                  8452        10.511            .17
McCormick & Co. (USA)                                                  205000         5.356            .09
                                                                                                       .00
CHEMICALS- 2.36%                                                                                       .00
Praxair, Inc. (USA)                                                    992500        52.230            .83
Airgas, Inc. (USA) /1/                                                1720100        29.242            .47
Sherwin-Williams Co.(USA)                                              872000        26.160            .42
Millennium Chemicals Inc. (USA)                                        950000        18.287            .29
Nan Ya Plastics Corp. (Taiwan)                                        3975000        10.562            .17
L'Air Liquide (France)                                                  50599         7.762            .12
AGA AB, Class B (Sweden)                                               300000         3.950            .06

METALS: NONFERROUS- 2.30%                                                                              .00
Aluminum Co. of America (USA)                                          595000        43.807            .70
Pechiney, Class A (France)                                             847000        28.922            .46
Inco Ltd. (Canada)                                                     785000        25.905            .41
Teck Corp., 3.75% convertible debentures 2006 (Canada)           $14,950,000         16.221            .26
Freeport-McMoRan Copper & Gold Inc., Class A (USA)                   500,000         13.875            .22
Noranda Inc. (Canada)                                                525,000         11.717            .19
Indian Aluminium Co., Ltd. (Global Depositary Receipts)                                                .00
 (India)                                                               532300         1.973
Indian Aluminium Co., Ltd.                                             527700         1.669            .06
Granges AB (Canada)/1/                                                  22000          .274            .00

MACHINERY & ENGINEERING- 2.16%                                                                         .00
Mannesmann AG (Germany)                                                120075        48.806            .78
Caterpillar Inc. (USA)                                                 418700        40.876            .65
Daewoo Heavy Industries Ltd. (South Korea)                            1800000        15.339            .24
Sidel SA (France)                                                      210000        14.742            .23
Kawasaki Heavy Industries, Ltd. (Japan)                               2100000         9.092            .15
Triplex Lloyd PLC (United Kingdom)                                    2465963         6.585            .11

ELECTRONIC COMPONENTS- 1.92%                                                                           .00
Micron Technology, Inc. (USA) /1/                                     1200000        51.000            .81
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)                  9682000        41.544            .66
Quantum Corp., 5.00% convertible debentures 2003 (USA) /2/       $10,000,000         18.275            .29
Delta Electronics, Inc. (Taiwan)                                      1950000         9.697            .16
                                                                                                       .00
AUTOMOBILES- 1.78%                                                                                     .00
Regie Nationale des Usines Renault, SA (France)                    1,638,010         35.149            .56
Ford Motor Co., Class A (USA)                                        650,000         24.375            .39
Bayerische Motoren Werke AG (Germany)                                   22000        18.026
Bayerische Motoren Werke AG, preferred shares                         10,254          5.886            .38
Chrysler Corp. (USA)                                                 465,000         14.764            .23
Toyota Motor Corp. (Japan)                                             414000        11.878            .19
Daimler-Benz AG, 4.125% convertible debentures, consisting of                                          .00
 bonds with undetachable warrants, 2003 /2/                      DM1,918,000          1.578            .03
                                                                                                       .00
DATA PROCESSING & REPRODUCTION- 1.67%                                                                  .00
Cascade Communications Corp. (USA) /1/                                 725000        27.731            .44
3Com Corp. (USA) /1/                                                   500000        24.250            .39
Oracle Corp. (USA) /1/                                                 500000        23.313            .37
Fujitsu Ltd. (Japan)                                                  1000000        12.198            .19
Computer Associates International, Inc. (USA)                          200000        10.950            .17
CompuServe Corp. (USA) /1/                                             631700         7.107            .11
                                                                                                       .00
FINANCIAL SERVICES- 1.24%                                                                              .00
Household International, Inc. (USA)                                    261700        25.712            .41
Federal Home Loan Mortgage Corp. (USA)                                 700000        23.100            .37
Associates First Capital Corp., Class A (USA)                          310000        14.648            .23
Federal National Mortgage Assn. (USA)                                  200000         8.725            .14
United Companies Financial Corp., 6.75% PRIDES                                                         .00
 convertible preferred shares (USA)                                     75000         3.206            .05
Beneficial Corp. (USA)                                                  40000         2.570            .04
                                                                                                       .00
GOLD MINES- 1.22%                                                                                      .00
Normandy Mining Ltd. (Australia)                                     15453708        18.924
Normandy Mining Ltd., options, expire 2001 /1/                        4875799         1.094            .32
Driefontein Consolidated Ltd. (South Africa)                          2000000        16.883            .27
Barrick Gold Corp. (Canada)                                            650000        16.413            .26
Kloof Gold Mining Co. Ltd. (South Africa)                             2000000        13.524            .21
Newcrest Mining Ltd. (Australia)                                      4000000         9.949            .16
                                                                                                       .00
MISCELLANEOUS MATERIALS & COMMODITIES- 1.20%                                                           .00
English China Clays PLC (United Kingdom)                              6891000        22.747            .36
Bunzl PLC (United Kingdom)                                            6770000        22.236            .35
Crown Cork & Seal Co., Inc. (USA)                                      275000        16.019            .25
Cie. de Saint-Gobain (France)                                          109195        15.085            .24
                                                                                                       .00
ENERGY EQUIPMENT- 1.14%                                                                                .00
Schlumberger Ltd. (Netherlands Antilles)                               405000        48.246            .77
Halliburton Co. (USA)                                                  250000        19.344            .31
Nabors Industries, Inc., 5.00% convertible debentures 2006                                             .00
 (USA)                                                            $3,194,000          4.056            .06
                                                                                                       .00
ELECTRICAL & ELECTRONIC- 1.09%                                                                         .00
York International Corp. (USA)                                         550000        26.675            .42
Premier Farnell PLC (United Kingdom)                                  2238000        17.121
Premier Farnell PLC, $1.35 convertible preferred (American
 Depositary Receipts)                                                  225000         4.950            .35
Lucent Technologies Inc. (USA)                                          85000         5.408            .09
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                      147400         5.176            .08
ABB AG, Class A (Switzerland)                                            3500         4.803            .08
Northern Telecom Ltd. (Canada)                                          51500         4.326            .07

INDUSTRIAL COMPONENTS- 1.08%                                                                           .00
Federal-Mogul Corp. (USA)                                            800,000         23.300            .37
Morgan Crucible Co. PLC (United Kingdom)                              2119487        15.868            .25
Lear Corp. (USA) /1/                                                   352300        13.475            .21
Bridgestone Corp. (Japan)                                              500000        11.296            .18
AB SKF, Class B (Sweden)                                             100,000          2.311            .04
BICC PLC (United Kingdom)                                              750000         2.089            .03
                                                                                                       .00
BROADCASTING & PUBLISHING- 1.06%                                                                       .00
Time Warner Inc. (USA)                                               450,000         20.925            .33
CanWest Global Communications Corp. (Canada)                           741300        11.630            .19
CANAL+ (France)                                                         58266         9.877            .16
Viacom Inc., Class B (USA) /1/                                         325000         9.648            .15
Tele-Communications, Inc., Series A, Liberty Media Group                                               .00
 (USA) /1/                                                             397500         8.670            .14
News Corp. Ltd., preferred (Australia)                                1351730         5.079            .08
Elsevier NV (Netherlands)                                               37500          .635            .01
                                                                                                       .00
REAL ESTATE- 0.85%                                                                                     .00
CarrAmerica Realty Corp. (USA)                                         750000        21.281            .34
Sun Hung Kai Properties Ltd. (Hong Kong)                              1400000        17.211            .27
SM Prime Holdings, Inc. (Philippines)                                52885000        15.053            .24
                                                                                                       .00
METALS: STEEL- 0.53%                                                                                   .00
Usinor Sacilor (France)                                               1400000        21.014            .34
Allegheny Teledyne Inc. (USA)                                          377000         9.708            .15
Ispat Industries Ltd., 3.00% convertible debentures                                                    .00
 2001 (Formerly Nippon Denro Ispat Ltd.) (India) /2/              $2,800,000          1.540            .02
N.T.S. Steel Group PCL, 4.00% Eurobond,
 2008 (Thailand)                                                  $6,670,000          1.401            .02

APPLIANCES & HOUSEHOLD DURABLES- 0.30%                                                                 .00
Sony Corp. (Japan)                                                     105000         8.848            .14
Philips Electronics NV (Netherlands)                                   135000         7.387            .12
AB Electrolux, Class B (Sweden)                                         44000         2.624            .04

CONSTRUCTION & HOUSING- 0.28%                                                                          .00
Philipp Holzmann AG (Germany) /1/                                       60000        17.746            .28
                                                                                                       .00
LEISURE & TOURISM- 0.27%                                                                               .00
Village Roadshow Ltd., Class A preferred shares (Australia)           2518592         6.417
Village Roadshow Ltd., Class A preferred shares /2/                   2500000         6.370
Village Roadshow Ltd.                                                 1200000         4.290            .27

TRANSPORTATION: AIRLINES- 0.25%                                                                        .00
Air New Zealand Ltd., Class B (New Zealand)                        5,320,000         15.729            .25

TRANSPORTATION: RAIL & ROAD- 0.25%                                                                     .00
Westshore Terminal (Canada)                                        3,498,000         15.462            .25
                                                                                                       .00
AEROSPACE & MILITARY TECHNOLOGY- 0.18%                                                                 .00
Boeing Co. (USA)                                                      70,000          7.368            .12
General Motors Corp., Class H (USA)                                   75,000          4.134            .06

BUILDING MATERIALS & COMPONENTS- 0.17%                                                                 .00
Friedrich Grohe AG (Germany)                                          35,000         10.557            .17
                                                                                                       .00
WHOLESALE & INTERNATIONAL TRADE- 0.14%                                                                 .00
Mitsubishi Corp. (Japan)                                               750000         8.827            .14
                                                                                                       .00
TEXTILES & APPAREL- 0.12%                                                                              .00
Courtaulds Textiles PLC (United Kingdom)                              1641500         7.556            .12

RECREATION & OTHER CONSUMER PRODUCTS- 0.03%                                                            .00
EMI Group PLC (United Kingdom)                                        91,704          1.764            .03
                                                                                                       .00
MISCELLANEOUS- 1.31%                                                                                   .00
Other equity-type securities in initial                                                                .00
 period of acquisition                                                               82.369           1.31
                                                                                   --------      --------
TOTAL EQUITY-TYPE SECURITIES (cost:
 $4,153.638 million)                                                               5,519.280         87.85
                                                                                   --------      --------
------------------------------------------                     -------------
                                                                   Principal
                                                                      Amount
Bonds and Notes                                                   (Millions)
------------------------------------------                     -------------
INDUSTRIALS- 0.40%
Mesa Operating Co. 10.625% July 2006                                   6.500           7.264           .12
Container Corp. of America 11.25% May 2004                             6,000           6.510
Container Corp. of America 9.75% April 2003                            1.000           1.048           .11
Telecom Argentina STET-France Telecom SA 12.00%
 November 2002                                                         5.500           6.366           .10
Multicanal Participacoes SA 12.625% June 2004 /2/                      2.250           2.552           .04
AB SKF 7.625% July 2003                                                2.000           2.034           .03

ARGENTINA GOVERNMENT- 0.81%
Argentina Eurobond 6.75% March 2005 /4/                               29.343          27.368           .44
Argentina (Republic of) 11.75% February 2007 /2/                       8.000           8.704           .14
Argentina (Republic of) 11.00% October 2006                            7.000           7.640           .12
Argentina (Republic of) 11.375% January 2017                           6.000           6.570           .11

SOUTH AFRICAN GOVERNMENT- 0.62%
South Africa 13.00% August 2010                                   ZAR197.500          39.181           .62


                                                                                   --------      --------
TOTAL BONDS AND NOTES (cost: $105.288 million)                                       115.237          1.83
                                                                                   --------      --------
------------------------------------------                     -------------  ------------- -------------

Short-Term Securities
------------------------------------------                     -------------  ------------- -------------
CORPORATE SHORT-TERM NOTES- 8.19%
Barclays U.S. Funding Corp. 5.535%-5.62% due 6/25-7/23/97             86.900          86.394          1.38
Bayer Corp. 5.55%-5.57% due 6/17-8/19/97 /2/                          57.300          56.875           .91
Svenska Handelsbanken Group 5.39%-5.58% due 6/18-8/11/97              53.500          53.237           .85
Siemens Capital Corp. 5.50%-5.52% due 6/6-7/8/97                      45.700          45.532           .72
Deutsche Bank Financal Inc. 5.52%-5.64% due 6/9-8/18/97               42.900          42.594           .68
Canada Bills 5.46%-5.53% due 7/8-7/31/97                              39.000          38.669           .62
Lloyds Bank PLC 5.52%-5.55% due 6/27-7/25/97                          33.500          33.296           .53
Halifax Building Society 5.32%-5.55% due 6/13-7/1/97                  33.000          32.887           .52
Daimler-Benz North America Corp. 5.50%-5.56% due 6/18-6/26/97         26.263          26.180           .42
ABN AMRO North America Finance Inc. 5.53% due 6/23/97                 25.000          24.911           .40
E.I. du Pont de Nemours and Co. 5.55% due 7/9/97                      23.000          22.862           .36
Reed Elsevier 5.55% due 6/4/97 /2/                                    20.700          20.687           .33
International Lease Finance Corp. 5.57% due 8/19/97                   19.900          19.652           .31
UBS Finance (Delaware) Inc. 5.60% due 6/2/97                           9.900           9.897           .16

FEDERAL AGENCY DISCOUNT NOTES- 1.46%
Student Loan Marketing Assn. 5.46%-5.47% due 6/19-6/30/97             45.100         44.923            .71
Federal Home Loan Banks 5.44% due 6/26/97                             31.600         31.476            .50
Federal National Mortgage Assn. 5.51%-5.53% due
 6/19-7/21/97                                                         16.000         15.906            .25

NON-U.S. CURRENCY- 0.10%
New Taiwanese Dollar                                              NT$178.815          6.421            .10

                                                                                   --------      --------
TOTAL SHORT-TERM SECURITIES (cost: $612.480
 million)                                                                           612.399           9.75
                                                                                   --------        ------
TOTAL INVESTMENT SECURITIES (cost: $4,871.406
 million)                                                                         6,246.916          99.43
Excess of cash and receivables over payables                                         36.039            .57
                                                                                   --------        ------
NET ASSETS                                                                       $6,282.955       100.00%
========================================================                       ============    ==========

/1/Non-income-producing securities.
/2/Purchased in a private placement
 transaction; resale to the public may
 require registration or sale only
 to qualified institutional buyers.
/3/Payment in kind.  The issuer has the option of
 paying additional securities in lieu of cash.
/4/Coupon rates may change periodically.


See Notes to Financial Statements

Capital World Growth and Income Fund, Inc.
Financial Statements                                                             Unaudited
----------------------------------------                      -----------      -----------
Statement of Assets and Liabilities                                           (dollars in
at May 31, 1997                                                                  millions)
-----------------------------------------                     -----------      -----------
Assets:
Investment securities at market
 (cost: $4,871.406)                                                             $6,246.916
Cash                                                                                 2.608
Receivables for--
 Sales of investments                                             $31.189
 Sales of fund's shares                                            18.463
 Dividends and accrued interest                                    26.432           76.084
                                                              -----------      -----------
                                                                                 6,325.608
Liabilities:
Payables for--
 Purchases of investments                                          33.435
 Repurchases of fund's shares                                       3.354
 Management services                                                2.270
 Accrued expenses                                                   3.594           42.653
                                                              -----------      -----------
Net Assets at May 31, 1997--
 Equivalent to $24.95 per share on
 251,780,753 shares of $0.01 par value
 capital stock outstanding (authorized
 capital stock - 400,000,000 shares)                                            $6,282.955
                                                                               ===========



                                                                                 Unaudited
                                                                               -----------
Statement of Operations                                                        (dollars in
for the six months ended May 31, 1997                                            millions)
---------------------------------------------                 -----------      -----------
Investment Income:
Income:
 Dividends                                                        $74.055
 Interest                                                          25.611         $ 99.666
                                                              -----------
Expenses:
 Management services fee                                           12.227
 Distribution expenses                                              6.609
 Transfer agent fee                                                 2.068
 Reports to shareholders                                             .336
 Registration statement and prospectus                               .405
 Postage, stationery and supplies                                    .372
 Directors' fees                                                     .069
 Auditing and legal fees                                             .048
 Custodian fee                                                      1.090
 Taxes other than federal income tax                                 .073
 Other expenses                                                      .073           23.370
                                                              -----------      -----------
 Net investment income                                                              76.296
                                                                               -----------
Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                                  211.687
Net increase in unrealized appreciation on investments                             287.455
 Net realized gain and increase in unrealized                                  -----------
  appreciation on investments                                                      499.142
                                                                               -----------
Net Increase in Net Assets Resulting
 from Operations                                                                  $575.438
                                                                               ===========

----------------------------------------------                -----------      -----------
                                                               Six months
Statement of Changes in Net Assets                                  ended       Year ended
(dollars in millions)                                            5/31/97*          11/30/96
----------------------------------------------                -----------      -----------

Operations:
Net investment income                                          $   76.296       $  140.176
Net realized gain on investments                                  211.687          207.627
Net increase in unrealized appreciation
 on investments                                                   287.455          584.880
                                                              -----------      -----------
  Net increase in net assets
   resulting from operations                                      575.438          932.683
                                                              -----------      -----------
Dividends and Distributions Paid to Shareholders:
 Dividends from net investment income                             (59.037)        (138.616)
 Distributions from net realized gain on investments             (201.624)         (64.705)
                                                          ---------------  ---------------
  Total dividends and distributions                              (260.661)        (203.321)
                                                              -----------      -----------
Capital Share Transactions:
Proceeds from shares sold: 39,244,717
 and 48,019,573 shares, respectively                              926.135        1,027.076
Proceeds from shares issued in reinvestment
 of net investment income dividends and distributions
 of net realized gain on investments:
 10,953,822 and 9,172,617 shares, respectively                    248.125          190.709
Cost of shares repurchased: 14,659,929
 and 19,581,034 shares, respectively                              (345.57)         (418.89)
                                                              -----------      -----------
 Net increase in net assets
  resulting from capital share
  transactions                                                    828.693          798.892
                                                              -----------      -----------
Total Increase in Net Assets                                    1,143.470        1,528.254

Net Assets:
Beginning of period                                             5,139.485        3,611.231
                                                              -----------      -----------
End of period (including undistributed
 net investment income: $39.333
 and $22.074, respectively)                                    $6,282.955       $5,139.485
                                                              ===========      ===========



*Unaudited

See Notes to Financial Statements

CAPITAL WORLD GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS                                  Unaudited

1. Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital growth while providing current income. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     Equity-type securities traded on a national securities exchange (or reported on the Nasdaq national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price. Long-term and short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Securities denominated in non-U.S. currencies are generally valued on the basis of bid quotations. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value by the Board of Directors or a committee thereof.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued basis", it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     Investment securities, cash balances, and other assets and liabilities denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the period. Purchases and sales of investment securities, income and expenses are calculated using the prevailing exchange rate as accrued. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $1,090,000 includes $30,000 that was paid by these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of May 31, 1997, net unrealized appreciation on investments for book and federal income tax purposes aggregated $1,375,510,000 of which $1,512,731,000 related to appreciated securities and $137,221,000 related to depreciated securities. During the six months ended May 31, 1997, the fund realized, on a tax basis, a net capital gain of $212,173,000 on securities transactions. Net losses of $1,078,000 related to non-U.S. currency transactions and net gains of $592,000 related to other tax adjustments were treated as adjustments to ordinary income for federal income tax purposes. The capital gain distribution paid in December 1996 includes $433,000 of realized non-U.S. currency gains. The cost of portfolio securities for book and federal income tax purposes was $4,871,406,000 at May 31, 1997.

3. The fee of $12,227,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.60% of the first $500 million of net assets; 0.50% of such assets in excess of $500 million but not exceeding $1 billion; 0.46% of such assets in excess of $1 billion but not exceeding $1.5 billion; 0.43% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.41% of such assets in excess of $2.5 billion but not exceeding $4 billion; 0.40% of such assets in excess of $4 billion but not exceeding $6.5 billion; and 0.395% of such assets in excess of $6.5 billion.

     Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended May 31, 1997, distribution expenses under the Plan were $6,609,000. As of May 31, 1997, accrued and unpaid distribution expenses were $3,044,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $2,068,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $3,663,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of May 31, 1997, aggregate amounts deferred and earnings thereon were $181,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of May 31, 1997, accumulated undistributed net realized gain on investments was $216,017,000 and additional paid-in capital was $4,654,124,000.

     The fund made purchases and sales of investment securities, excluding short-term securities, of $1,208,646,000 and $746,149,000, respectively, during the six months ended May 31, 1997.

     Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended May 31, 1997, such non-U.S. taxes were $6,880,000. Net realized currency losses on dividends, interest, withholding taxes reclaimable, and sales of non-U.S. bonds and notes were $5,471,000 for the six months ended May 31, 1997.

Per-Share Data and Ratios                                Six months                                               Period
                                                              ended   Year ended     November           30   3/26/93 /2/
                                                        5/31/97 /1/          1996         1995         1994 to 11/30/93
                                                         ----------   ----------   ----------   ----------    ----------

Net Asset Value, Beginning of Period                         $23.77       $20.22       $17.81       $17.00        $15.08
                                                         ----------   ----------   ----------   ----------    ----------
 Income From Investment Operations:
  Net investment income                                         .330         .70          .61          .52           .29
  Net realized and unrealized gain on investments              2.025        3.91         2.72          .75          1.86
                                                         ----------   ----------   ----------   ----------    ----------

   Total income from investment operations                     2.355        4.61         3.33         1.27          2.15
                                                         ----------   ----------   ----------   ----------    ----------

 Less Distributions:
  Dividends from net investment income                   (.260) /3/    (.72) /3/         (.63)        (.46)         (.23)
  Distributions from net realized gains                      (.915)         (.34)        (.29)          --            --
                                                         ----------   ----------   ----------   ----------    ----------
   Total distributions                                      (1.175)        (1.06)        (.92)        (.46)         (.23)
                                                         ----------   ----------   ----------   ----------    ----------
Net Asset Value, End of Period                               $24.95       $23.77       $20.22       $17.81        $17.00
                                                         ==========   ==========   ==========   ==========    ==========

Total Return /4/                                         10.46% /5/       23.67%       19.41%        7.51%    14.39% /5/


Ratios/Supplemental Data:
 Net assets, end of period (in millions)                     $6,283       $5,139       $3,611       $2,784        $1,521
 Ratio of expenses to average net assets                   .42% /5/         .85%         .88%          .87%     .62% /5/
 Ratio of net income to average net assets                1.36% /5/        3.28%        3.24%         3.11%    2.01% /5/
 Average commissions paid per share6                          .07 c        .25 c       1.94 c       1.24 c        1.31 c
 Portfolio turnover rate                                 14.75% /5/       30.18%       25.50%        18.66%    2.71% /5/


/1/Unaudited

/2/Commencement of operations

/3/Includes 0.2 cents and 1.5 cents realized non-U.S. currency gains treated as ordinary income in 1997 and 1996, respectively, for federal income tax purposes.

/4/Calculated without deducting a sales charge. The maximum sales charge is 5.75% of the fund's offering price.

/5/Based on operations for the period shown and, accordingly, not representative of a full year's operations.

/6/Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not separately reflected in the fund's statement of operations. Shares traded on a principal basis (without commissions), such as most over-the-counter and fixed income transactions, are excluded. Generally, non-U.S. commissions are lower than U.S.
 commissions when expressed as cents per
 share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
(Please write to the address nearest you.)
American Funds Service Company

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 1997, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Litho in USA  AGD/AL/3455
Lit. No. WGI-013-0797

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Printed on recycled paper

[The American Funds Group(r)]